Consolidated Statements of Changes in Shareholders' Equity - USD ($) $ in Thousands	Total	Common Stock	Treasury Stock	Paid-in Capital	Accumulated deficit
Balance at at Dec. 31, 2016	$ (956,615)	$ (753)		$ (1,714,358)	$ 758,496
Balance (in shares) at Dec. 31, 2016		75,298,676
Increase (Decrease) in Stockholders' Equity [Roll Forward]
Net income (loss)	$ (59,726)				(59,726)
Stock Issued During Period, Shares, New Issues		(1,465,448)
Stock Issued During Period, Shares, Issued for Services	12,946	0
Stock Issued During Period, Value, Issued for Services	$ 82	$ 0		82
Stock Issued During Period, Shares, Purchase of Assets	910,802
Stock Issued During Period, Value, Purchase of Assets	$ (7,377)	(9)		(7,368)
Treasury Stock, Common, Shares	11,004	$ 0	$ (11,004)	0
Cash dividends declared on common stock ($0.02 per common share)				(1,509)
Dividends, Paid-in-kind	0
Stock Issued During Period, Shares, Restricted Stock Award, Net of Forfeitures		145,388
Stock Issued During Period, Value, Restricted Stock Award, Net of Forfeitures	0	$ 0		0
Share-based Compensation	12,645
Balance at at Dec. 31, 2017	(917,380)	$ (762)	(11,004)	(1,745,844)	818,222
Balance (in Shares) at Dec. 31, 2017		74,902,364
Increase (Decrease) in Stockholders' Equity [Roll Forward]
Net income (loss)	(12,698)				(12,698)
Stock Issued During Period, Shares, New Issues		(7,102,398)
Stock Issued During Period, Shares, Issued for Services		1,592,594
Stock Issued During Period, Value, Issued for Services	0	$ 16		(16)
Issuance of restricted stock, net of forfeitures		1,824,698
Treasury Stock, Common, Shares	45,716	$ 0	(45,716)	0
Cash dividends declared on common stock ($0.02 per common share)				(6,042)
Dividends, Paid-in-kind	0
Stock Issued During Period, Value, Restricted Stock Award, Net of Forfeitures	0	18	0	(18)
Share-based Compensation	7,880
Balance at at Dec. 31, 2018	$ (860,804)	$ (796)	(56,720)		830,920
Balance (in Shares) at Dec. 31, 2018	71,217,258	71,217,258
Paid-in capital	$ 1,747,648
Increase (Decrease) in Stockholders' Equity [Roll Forward]
Net income (loss)	44,654
Cash dividends declared on common stock ($0.02 per common share)	(5,748)			5,748
Dividends, Paid-in-kind	(33,699)
Stock Issued During Period, Shares, Restricted Stock Award, Net of Forfeitures		1,265,700
Stock Issued During Period, Value, Restricted Stock Award, Net of Forfeitures	0	$ 13		(13)
Share-based Compensation	8,956
Balance at at Dec. 31, 2019	$ (874,967)	$ (809)	$ (56,720)	$ (1,747,648)	$ 786,266
Balance (in Shares) at Dec. 31, 2019	72,482,958	72,482,958
Paid-in capital	$ 1,717,144